PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment
	June 30,	December 31,
	2019	2018

Machinery, equipment and tooling	$909,556	$943,326
Computer equipment	16,675	16,675
Leasehold improvements	19,971	14,703
Total property and equipment	946,203	974,704
Less accumulated depreciation and amortization	(312,696)	(261,839)
Net property and equipment	$633,507	$712,866

	December 31,	December 31,
	2018	2017

Machinery, equipment and tooling	$943,326	$365,861
Furniture and fixtures	-	49,787
Computer equipment	16,675	52,304
Leasehold improvements	14,703	56,965
Total property and equipment	974,704	524,917
Less accumulated depreciation and amortization	(261,839)	(222,228)
Net property and equipment	$712,866	$302,689